Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 7,826	$ 6,644	$ 6,043
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	6,955	5,925	4,728
Amortization of right-of-use assets and interest of lease liabilities	10,813	9,548	8,587
Amortization of intangible assets	526	542	493
Provision for doubtful accounts	1,184	447	572
Share of income in equity method investee	(82)	(70)	(55)
Loss on disposal of property and equipment	89	145	180
Loss from disposal of subsidiaries		247
Deferred income taxes	1,238	1,482	1,302
Changes in operating assets and liabilities:
Notes receivable	(1,043)	9,375	(1,633)
Accounts receivable	(16,978)	(3,154)	(18,717)
Inventories		777	(808)
Prepayments and other current assets	(1,992)	(2,256)	(4,966)
Other non-current assets		(3,801)	(6,004)
Notes payable	2,119	(2,364)	1,533
Accounts payable	7,897	2,467	13,979
Salary and welfare payable	(965)	419	1,257
Accrued expenses and other current liabilities	551	110	1,836
Operating lease liabilities	(11,294)	(9,437)	(8,511)
Tax payables	(453)	(458)	2,291
Other non-current liabilities	539	4	225
Net cash provided by operating activities	6,930	16,592	2,332
Cash flows from investing activities:
Purchase of intangible assets	(340)	(284)	(19)
Purchase of property and equipment	(6,908)	(25,393)	(7,920)
Proceeds from disposal of property and equipment	533	1,328	118
Proceeds from disposal of subsidiary		480
Net cash used in investing activities	(6,715)	(23,869)	(7,821)
Cash flows from financing activities:
Proceeds from short-term bank loans	61,269	62,645	62,306
Repayments of short-term bank loans	(55,485)	(67,568)	(50,017)
Due from related parties	600	30	226
Due to related parties		(652)	395
Capital contribution from non-controlling shareholders		3,418	277
Dividend to non-controlling shareholders	(254)		(43)
Payment of deferred issuance costs	(81)
Net cash provided by (used in) financing activities	6,049	(2,127)	13,144
Effects of exchange rate changes on cash and restricted cash	(1,814)	538	1,714
Net increase (decrease) in cash and restricted cash	4,450	(8,866)	9,369
Cash and restricted cash, beginning of year	18,918	27,784	18,415
Cash and restricted cash, end of year	23,368	18,918	27,784
Supplemental cash flow information:
Cash paid for income tax	187	247	268
Cash paid for interest	2,227	2,160	1,990
Non-cash transaction in investing and financing activities:
Liabilities incurred (settled) for purchase of property and equipment	(1,214)	2,599	1,969
Operating Lease right-of-use assets obtained in exchange for operating lease liabilities	9,674	12,247	7,526
Reconciliation to amount on consolidated balance sheets:
Cash	21,285	18,643	27,317
Restricted cash	2,083	275	467
Total cash and restricted cash	$ 23,368	$ 18,918	$ 27,784